REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Revenue from Travel Marketplace	$39,047	$22,458	$118,805	$59,075
Revenue from SAAS Platform	419	412	964	846
	$39,466	$22,870	$119,769	$59,921

	Year ended December 31,
	2021	2020
Revenue from Travel Marketplace	$92,038	$65,057
Revenue from SAAS Platform	1,156	739
	$93,194	$65,796

Schedule of contract balances

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	15,573	2,635	1,658
Ending Balance as of September 30, 2022	$25,751	$6,570	$(19,080)

The opening and closing balances of accounts receivables and deferred revenue are as follows:

	Accounts Receivables	Contract Asset	Deferred Revenue
Ending Balance as of December 31, 2019	$15,664	$23,975	$(21,386)
Increase/(decrease), net	(10,309)	(19,555)	(2,018)
Ending Balance as of December 31, 2020	5,355	4,420	(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	$10,178	$3,935	$(20,738)